Fair Value of Financial Instruments - Schedule of Financial Instruments at Fair Value on Non-recurring Basis (Details) (Parenthetical) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Convertible debentures, discounts	$ 790,621	$ 241,634
Short term debt, discounts	432,190	60
Long term debt, discounts	$ 0	$ 885,271